Segment, Geographic and Other Revenue Information - Revenues By Geographic Area (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 58,986		$ 65,259	[1],[2]	$ 65,165
United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	23,086		26,933		28,855
Developed Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	13,375	[1]	16,099	[1]	16,156	[1]
Developed Rest Of World [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	10,554	[3]	10,975	[3]	9,891	[3]
Emerging Markets [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 11,971	[4]	$ 11,252	[4]	$ 10,263	[4]

[1]	) For 2011, includes King commencing on the acquisition date of January 31, 2011.
[2]	) For 2011, includes King commencing on the acquisition date of January 31, 2011
[3]	Developed Europe region includes the following markets: Western Europe, Finland and the Scandinavian countries. Revenues denominated in euros were $10 billion, $12 billion and $12 billion for 2012, 2011 and 2010, respectively.
[4]	Developed Rest of World region includes the following markets: Australia, Canada, Japan, New Zealand and South Korea.